Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2013	40
2014	40
2015	40
2016	40
2017	40
2018 and thereafter	280
Total	480

Schedule of Time Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2013	30,313
2014	30,201
2015	27,758
2016	27,834
2017	27,758
2018 and thereafter	25,658
Total	169,522